UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31,2005

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:
Name:    Old Mutual Capital, Inc.
Address: 4643 S. Ulster Street, 6th Floor
         Denver, CO  80237


Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  James F. Lummanick
Title: Chief Compliance Officer
Phone: 720.200.7600


Signature, Place, and Date of Signing:


/s/James F. Lummanick         Denver, CO                         2/06/06
--------------------------- --------------------------------- ---------------
[Signature]                 [City, State]                     [Date]


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number      Name
28-05990                  Acadian Asset Management, Inc.
28-04895                  Analytic Investors, Inc.
28-01006                  Barrow, Hanley, Mewhinney & Strauss, Inc.
28-02989                  Clay Finlay Inc.
28-04321                  Heitman Real Estate Securities LLC
28-01904                  Liberty Ridge Capital, Inc.
28-00969                  Provident Investment Counsel
28-04041                  Thompson, Siegel & Walmsley, Inc.
28-                       Copper Rock Capital Partners, LLC